Debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Debt
18. DEBT

	As at December 31,
	2019	2018
Current:
Lease liabilities (b)	7,990	6,506
Secured equipment loans (c)	6,626	3,350
Lease related obligations (d)	1,844	-
	16,460	9,856
Long-term:
Senior secured notes (a)	317,728	331,683
Lease liabilities (b)	11,107	7,604
Secured equipment loans (c)	18,746	6,338
Lease related obligations (d)	9,444	-
	357,025	345,625
Total debt	373,485	355,481
(a) Senior secured notes
In June 2017, the Company completed an offering of US$250,000 aggregate principal amount of senior secured notes (the “Notes”). The Notes mature on June 15, 2022 and bear interest at an annual rate of 8.750%, payable semi-annually on June 15 and December 15.
The Notes are secured by liens on the shares of Taseko’s wholly-owned subsidiary, Gibraltar Mines Ltd., and the subsidiary’s rights under the joint venture agreement relating to the Gibraltar Mine. The Notes are guaranteed by each of Taseko’s existing and future restricted subsidiaries, other than Yellowhead. The Company is able to incur limited amounts of additional secured and unsecured debt under certain conditions as defined in the Note indenture. The Company is also subject to certain restrictions on asset sales, issuance of preferred stock, dividends and other restricted payments. However, there are no maintenance covenants with respect to the Company’s financial performance.
The Company may redeem some or all of the Notes at any time on or after June 15, 2019, at redemption prices ranging from 104.375% to 100%, plus accrued and unpaid interest to the date of redemption. On a change of control, the Notes are redeemable at the option of the holder at a price of 101%.
(b) Lease liabilities
Lease liabilities includes the Company’s outstanding lease liabilities under IFRS 16
.
At December 31, 2019, the net carrying amount of leased assets was $37,254 (2018: $46,641).
In July 2019, Gibraltar acquired a new large wheel loader, financed by way of a
7-year
lease. The lease is repayable in monthly installments and secured by equipment with a carrying value of $5,537. The lease obligation bears a fixed interest rate of 6.3% with a final maturity date of June 20, 2026.
(c) Secured equipment loans
In May 2019, Gibraltar entered into an equipment loan with the Company’s share of proceeds being $13,875. The loan bears interest at an annual rate of 5.2%, is secured by existing mining equipment at the Gibraltar Mine and is repayable in monthly installments with a final maturity date of May 6, 2024. A portion of the proceeds of the loan were used to repay an existing equipment loan of $1,362 and the remaining funds were available for general working capital purposes.
In August 2019, Gibraltar entered into an equipment loan with the Company’s share of proceeds being $7,977. The loan bears interest at an annual rate of 6.4%, is secured by existing mining equipment at the Gibraltar Mine and is repayable in monthly installments with a final maturity date of August 13, 2023. The proceeds of the loan were available for general working capital purposes.
(d) Lease related obligations
In June 2019, Gibraltar entered into a sale leaseback transaction on some equipment, with the Company’s share of proceeds being $12,161. The lease has a term of 54 months. At the end of the lease, the Company can either re-lease
the equipment, purchase the equipment at fair market value or return the equipment. The lease contains a fixed price early buy-out
option exercisable at the end of 48 months. A portion of the proceeds of the financing were used to settle an equipment lease early in the amount of $2,451 and the remaining funds were available for general working capital purposes.
(e) Debt continuity
The following schedule shows the continuity of total debt for the year ended December 31, 2019:

	As at December 31,
	2019	2018
Total debt as at January 1	355,481	329,218
Lease additions on initial application of IFRS 16 (Note 2.5)	5,962	-
Lease additions	11,295	-
Equipment loan net proceeds	21,852	8,943
Lease related obligations on sale leaseback transaction	12,161	-
Lease liabilities and equipment loans repayments	(18,920)	(12,293)
Unrealized foreign exchange gain	(16,654)	27,428
Amortization of deferred financing charges	2,308	2,185
Total debt as at December 31	373,485	355,481